UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-22018
Nuveen Multi-Currency Short-Term Government Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Multi-Currency Short-Term Government Income Fund (JGT)
March 31, 2008

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Asset-Backed Securities – 6.4%

	Autos- 2.2%

$59	Capital Auto Receivable Asset Trust, Class A1B, Series 2006	2.868%	1/20/09	AAA	$58,572
4,000	Capital Auto Receivables Asset Trust, Series 2008-A2B	3.518%	9/15/10	AAA	3,989,217
258	Chase Manhattan Auto Owners Trust Asset Backed Notes and Certificates, Series 2005A-A3	3.870%	6/15/09	AAA	258,377
971	Chase Manhattan Auto Owners Trust Asset Backed Notes and Certificates, Series 2005B-A3	4.840%	7/15/09	AAA	974,327
3,869	Daimler Chrysler Auto Trust 2008-A A1	3.152%	3/9/09	A-1+	3,872,267
4,000	Fifth Third Auto Trust 2008-1a-2B (3)	3.954%	2/15/11	AAA	4,001,000
1,526	Ford Credit Auto Owner Trust, Asset Backed Notes, Class A2A, Series 2006C	5.290%	12/15/09	AAA	1,536,759
2,632	Harley-Davidson Motorcycle Trust, Series 2007-2A2	5.260%	12/15/10	AAA	2,650,794
186	Honda Auto Receivables Owner Trust, Class A2, Series 2006-3	5.250%	3/15/09	AAA	186,332
387	Honda Auto Receivables Owner Trust, Class A3, Series 2005-5	4.610%	8/17/09	AAA	388,653
557	Nissan Auto Receivables Owner Trust, Class A3, Series 2005C	4.190%	7/15/09	AAA	558,310
280	Triad Auto Receivable Owner Trust, Class A3, Series 2005A	4.050%	3/12/10	AAA	280,019

18,725	Total Autos				18,754,627

	Cards- 3.1%

7,200	American Express Credit Care Account Master Trust, 2005-3 Class A	2.818%	1/18/11	AAA	7,199,944
1,250	Bank One Issuance Trust Series 2003-A6	2.928%	2/15/11	AAA	1,250,257
7,000	Capital One Master Trust, Class A	3.008%	6/15/11	AAA	6,993,687
4,375	Capital One Master Trust, Series 1998-1, Class A	6.310%	6/15/11	AAA	4,380,852
1,897	Chase Issuance Trust 05-A1 CL A1	2.828%	12/15/10	AAA	1,896,921
4,000	Gracechurch Card PLC, Credit Card Receivables Class A Series 9	2.828%	9/15/10	AAA	3,970,424

25,722	Total Cards				25,692,085

	Other- 1.1%

6,616	SLM Student Loan Trust 2007-7 Class A1	3.471%	10/25/12	AAA	6,565,556
2,000	SLM Student Loan Trust, Series 2008-1, Class A1	4.237%	7/25/13	AAA	2,001,322

8,616	Total Other				8,566,878

$53,063	Total Asset-Backed Securities (cost $53,062,748)				53,013,590

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. Government and Agency Obligations – 36.3%

$26,000	Federal Farm Credit Banks, Consolidated Systemwide Notes	0.000%	9/18/08	Aaa	$25,757,524
21,000	Federal Home Credit Bank, Discount Notes	0.000%	8/6/08	Aaa	20,851,467
11,840	Federal Home Credit Bank, Discount Notes	0.000%	8/29/08	Aaa	11,741,089
40,000	Federal Home Credit Bank, Discount Notes	0.000%	9/8/08	Aaa	39,648,880
39,500	Federal Home Credit Bank, Discount Notes	0.000%	9/12/08	Aaa	39,144,619
26,500	Federal Home Credit Bank, Discount Notes	0.000%	9/18/08	Aaa	26,252,861
8,100	Federal Home Credit Bank, Discount Notes	0.000%	6/6/08	Aaa	8,070,370
30,325	Federal Home Credit Bank, Discount Notes	0.000%	6/18/08	Aaa	30,193,905
50,400	Federal Home Credit Bank, Discount Notes	0.000%	7/7/08	Aaa	50,127,739
50,725	Federal Home Credit Bank, Discount Notes	0.000%	6/16/08	Aaa	50,511,346

$304,390	Total U.S. Government and Agency Obligations (cost $301,981,840)				302,299,800

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Sovereign Debt – 21.7%

	Brazil – 0.2%

1,835 BRL	Letra Do Tesouro Nacional (3)	0.000%	1/01/09	BB+	$956,002

	Colombia – 1.3%

20,000,000 COP	Republic of Colombia	11.750%	3/01/10	BB+	11,122,013

	Mexico – 2.5%

112,085 MXN	Mexican Treasury Bills (3)	0.000%	6/12/08	A	10,378,679
113,568 MXN	Mexican Treasury Bills (3)	0.000%	6/19/08	A	10,500,922

225,653	Total Mexico				20,879,601

	Norway – 3.1%

130,000 NOK	Norwegian Government Bond	5.500%	5/15/09	AAA	25,639,691

	Turkey – 14.6%

10,000 TRY	Republic of Turkey, Government Bond	14.000%	1/19/11	Ba3	6,981,189
164,000 TRY	Republic of Turkey, Government Bond	16.000%	3/07/12	BB	115,843,513

174,000	Total Turkey				122,824,702

	Total Sovereign Debt (cost $181,860,759)				181,422,009

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Short-Term Investments – 36.4%

	Sovereign Debt – 20.2%

	Hungary – 14.6%

11,000,000 HUF	Republic of Hungary, Treasury Bill	0.000%	4/23/08	A2	$66,338,468
9,200,000 HUF	Republic of Hungary, Treasury Bill	0.000%	5/14/08	A2	55,247,874

20,200,000	Total Hungary				121,586,342

	Mexico – 1.3%

113,960 MXN	Mexican Treasury Bills	0.000%	5/15/08	N/R	10,611,292

	United Kingdom – 4.3%

18,000 GBP	United Kingdom, Treasury Bill	0.000%	5/19/08	N/R	35,485,652

	Total Sovereign Debt (cost $161,057,328)				167,683,286

	U.S. Government and Agency Obligations – 16.2%

$2,000	Federal Home Credit Bank, Discount Notes	0.000%	4/4/08	Aaa	$1,999,558
20,200	Federal Home Credit Bank, Discount Notes	0.000%	4/4/08	Aaa	20,195,455
25,500	Federal Home Credit Bank, Discount Notes	0.000%	4/8/08	Aaa	25,486,414
5,000	Federal Home Credit Bank, Discount Notes	0.000%	4/18/08	Aaa	4,993,271
30,000	Federal Home Credit Bank, Discount Notes	0.000%	4/25/08	Aaa	29,958,000
52,800	Federal Home Credit Bank, Discount Notes	0.000%	5/7/08	Aaa	52,591,968

135,500	Total U.S. Government and Agency Obligations (cost $135,224,666)				135,224,666
$

	Repurchase Agreements – 0.0%

$753	Repurchase Agreement with State Street Bank, dated 3/31/08, repurchase price $753,341, collateralized by $665,000 U.S Treasury Bonds, 5.375%, due 2/15/31, value $770,129	1.100%	4/01/08	N/A	$753,318

	Total Short-Term Investments (cost $297,035,312)				303,661,270

	Total Investments (cost $840,566,617) – 100.8%				840,396,669

	Other Assets Less Liabilities – (0.8)%				(6,794,323)

	Net Assets – 100%				$833,602,346

Forward Foreign Currency Exchange Contracts outstanding at March 31, 2008:

					Unrealized
Currency					Appreciation
Contracts to	Amount	In Exchange	Amount	Settlement	(Depreciation)
Deliver	(Local Currency)	For Currency	(Local Currency)	Date	(U.S. Dollars)

Australian Dollar	25,000,000	U.S. Dollar	22,787,125	4/18/08	$(9,893)
Australian Dollar	25,000,000	U.S. Dollar	22,803,750	4/18/08	6,732
Australian Dollar	24,000,000	U.S. Dollar	21,840,600	4/30/08	(12,352)
Australian Dollar	35,000,000	U.S. Dollar	31,836,000	4/30/08	(32,889)
Australian Dollar	35,000,000	U.S. Dollar	31,854,200	4/30/08	(14,689)
Brazilian Real	51,375,000	U.S. Dollar	30,000,000	4/02/08	732,944
Brazilian Real	60,007,500	U.S. Dollar	35,000,000	4/02/08	815,224
Brazilian Real	110,000,000	U.S. Dollar	63,675,832	4/02/08	1,011,576
Brazilian Real	110,467,500	U.S. Dollar	63,854,046	4/02/08	923,467
New Turkish Lira	19,243,500	U.S. Dollar	15,000,000	4/18/08	674,202
New Turkish Lira	19,247,250	U.S. Dollar	15,000,000	4/18/08	671,411
New Turkish Lira	19,237,500	U.S. Dollar	15,000,000	4/18/08	678,669
New Zealand Dollar	28,000,000	U.S. Dollar	21,922,600	4/18/08	(20,626)
New Zealand Dollar	28,000,000	U.S. Dollar	21,948,080	4/18/08	4,854
New Zealand Dollar	27,000,000	U.S. Dollar	21,105,900	4/30/08	(8,640)
New Zealand Dollar	27,000,000	U.S. Dollar	21,320,010	4/30/08	205,470
New Zealand Dollar	54,000,000	U.S. Dollar	42,661,620	5/05/08	467,529
U.S. Dollar	60,227,679	Brazilian Real	101,050,000	4/02/08	(2,662,015)
U.S. Dollar	77,482,417	Brazilian Real	130,000,000	4/02/08	(3,424,658)
U.S. Dollar	30,000,000	Brazilian Real	50,340,000	4/02/08	(1,322,558)
U.S. Dollar	30,000,000	Brazilian Real	50,460,000	4/02/08	(1,254,197)
U.S. Dollar	25,000,000	Indonesian Rupiah	228,375,000,000	4/04/08	(198,197)
U.S. Dollar	12,000,000	Norwegian Krone	64,530,000	4/07/08	664,434
U.S. Dollar	20,000,000	Norwegian Krone	107,660,000	4/07/08	1,128,979
U.S. Dollar	15,000,000	Norwegian Krone	80,787,000	4/07/08	854,977
U.S. Dollar	4,000,000	Norwegian Krone	21,440,000	4/07/08	207,740
U.S. Dollar	13,464,973	Mexican Peso	148,020,450	4/15/08	415,317
U.S. Dollar	18,301,515	Norwegian Krone	97,010,840	4/17/08	721,381
U.S. Dollar	22,000,000	Norwegian Krone	116,054,400	4/17/08	757,155
U.S. Dollar	22,000,000	Norwegian Krone	116,003,800	4/17/08	747,233
U.S. Dollar	21,920,000	Australian Dollar	25,000,000	4/18/08	877,018
U.S. Dollar	21,783,250	Australian Dollar	25,000,000	4/18/08	1,013,768
U.S. Dollar	38,952,626	Columbian Peso	75,646,000,000	4/18/08	2,209,665
U.S. Dollar	21,308,560	New Zealand Dollar	28,000,000	4/18/08	634,666
U.S. Dollar	21,298,340	New Zealand Dollar	28,000,000	4/18/08	644,886
U.S. Dollar	16,724,109	South African Rand	130,239,000	4/21/08	(751,556)
U.S. Dollar	45,950,091	South African Rand	359,247,000	4/21/08	(1,891,923)
U.S. Dollar	14,767,082	South African Rand	115,147,800	4/21/08	(645,319)
U.S. Dollar	21,123,600	Australian Dollar	24,000,000	4/30/08	729,352
U.S. Dollar	21,133,920	Australian Dollar	24,000,000	4/30/08	719,032
U.S. Dollar	32,444,125	Australian Dollar	35,000,000	4/30/08	(575,236)
U.S. Dollar	32,476,500	Australian Dollar	35,000,000	4/30/08	(607,611)
U.S. Dollar	15,000,000	Columbian Peso	29,655,000,000	4/30/08	1,094,543
U.S. Dollar	22,000,000	Columbian Peso	43,648,000,000	4/30/08	1,688,909
U.S. Dollar	20,717,100	New Zealand Dollar	27,000,000	4/30/08	397,440
U.S. Dollar	20,725,200	New Zealand Dollar	27,000,000	4/30/08	389,340
U.S. Dollar	32,071,000	New Zealand Dollar	40,000,000	4/30/08	(790,200)
U.S. Dollar	32,040,000	New Zealand Dollar	40,000,000	4/30/08	(759,200)
U.S. Dollar	42,676,800	Australian Dollar	48,000,000	5/01/08	1,022,791
U.S. Dollar	63,291,139	Brazilian Real	110,000,000	5/05/08	(1,022,535)
U.S. Dollar	63,468,831	Brazilian Real	110,467,500	5/05/08	(935,585)
U.S. Dollar	42,045,480	New Zealand Dollar	54,000,000	5/05/08	148,611
U.S. Dollar	22,121,792	Pound Sterling	11,200,000	5/06/08	47,148
U.S. Dollar	40,610,070	Mexican Peso	442,000,000	5/20/08	651,768
U.S. Dollar	8,000,000	Chilean Peso	3,780,000,000	5/27/08	627,605
U.S. Dollar	9,000,000	Chilean Peso	4,254,750,000	5/27/08	711,191
U.S. Dollar	33,477,250	Pound Sterling	17,000,000	6/09/08	77,439
U.S. Dollar	17,000,000	Indonesian Rupiah	155,295,000,000	6/10/08	(266,226)
U.S. Dollar	17,000,000	Argentine Peso	54,043,000	6/17/08	(97,178)
U.S. Dollar	9,303,095	Iceland Krona	635,820,000	9/24/08	(1,141,714)
U.S. Dollar	18,591,075	Iceland Krona	1,270,700,000	9/24/08	(2,280,380)
U.S. Dollar	18,633,504	Iceland Krona	1,273,600,000	9/24/08	(2,285,584)

					$2,363,505

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

N/A	Not applicable.

N/R	Not rated.

BRL	Brazilian Real

COP	Columbian Peso

GBP	Great British Pound Sterling

HUF	Hungarian Forint

MXN	Mexican Peso

NOK	Norwegian Krone

TRY	New Turkish Lira

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$753,318	$813,806,748	$25,836,603	$840,396,669
Derivatives*	-	2,363,505	-	2,363,505

Total	$753,318	$816,170,253	$25,836,603	$842,760,174

* Represents net unrealized appreciation (depreciation).
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments

Balance as of December 31, 2007	$-
Gains (losses):
Net realized gains (losses)	-
Net change in unrealized appreciation (depreciation)	207,344
Net purchases at cost (sales at proceeds)
Net discounts (premiums)	59,295
Net transfers in to (out of) at end of period fair value	-

Balance as of March 31, 2008	$25,836,603

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium, the recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2008, the cost of investments was $834,302,429.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$11,919,852
Depreciation	(5,825,612)

Net unrealized appreciation (depreciation) of investments	$6,094,240

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Multi-Currency Short-Term Government Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2008

*	Print the name and title of each signing officer under his or her signature.